UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    WC Capital Management, LLC
Address: 300 Drake Landing Road, Suite 230

         Greenbrae, CA  94904

13F File Number:  28-10419

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron H. Braun
Title:     Managing Member
Phone:     415-925-3710

Signature, Place, and Date of Signing:

     Aaron H. Braun     Greenbrae, CA/USA     November 12, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $35,178 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALDILA INC                     COM NEW          014384200      787   199627 SH       SOLE                   199627
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102      822    21259 SH       SOLE                    21259
COMFORCE CORP                  COM              20038K109      574   404247 SH       SOLE                   404247
COMMAND SEC CORP               COM              20050L100     2440   827225 SH       SOLE                   827225
CONSTANT CONTACT INC           COM              210313102      385    20000 SH       SOLE                    20000
CYBERSOURCE CORP               COM              23251J106      500    30000 SH       SOLE                    30000
CYNOSURE INC                   CL A             232577205      291    25000 SH       SOLE                    25000
EHEALTH INC                    COM              28238P109      409    28200 SH       SOLE                    28200
GSI COMMERCE INC               COM              36238G102      386    20000 SH       SOLE                    20000
HUMANA INC                     COM              444859102      466    12498 SH       SOLE                    12498
HURON CONSULTING GROUP INC     COM              447462102      264    10226 SH       SOLE                    10226
INVERNESS MED INNOVATIONS IN   COM              46126P106      968    25000 SH       SOLE                    25000
KAISER VENTURES LLC UNIT MEMBE COM              XX8R80708     4625   756200 SH       SOLE                   756200
LIONS GATE ENTMNT CORP         COM NEW          535919203     6499  1055000 SH CALL  SOLE                  1055000
MONARCH CASINO & RESORT INC    COM              609027107      108    10000 SH       SOLE                    10000
OMNITURE INC                   COM              68212S109      423    19734 SH       SOLE                    19734
PRG-SCHULTZ INTERNATIONAL IN   COM NEW          69357C503      261    46600 SH       SOLE                    46600
REWARDS NETWORK INC            COM NEW          761557206     4246   309026 SH       SOLE                   309026
SOURCEFIRE INC                 COM              83616T108      966    45000 SH       SOLE                    45000
STANLEY INC                    COM              854532108      643    25000 SH       SOLE                    25000
SUNRISE TELECOM INC.           COM              86769Y105     6281  7219500 SH       SOLE                  7219500
TALEO CORP                     CL A             87424N104      670    29577 SH       SOLE                    29577
UNIFI INC                      COM              904677101     1737   542900 SH       SOLE                   542900
UNITED AMERN HEALTHCARE CORP   COM              90934C105      427   410510 SH       SOLE                   410510